Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Components of Accounts Receivable

	December 31,
	2014	2013
Trade receivables	$11,965	$563
Refundable taxes	590	1,210
Other	1,964	683

	$14,519	$2,456